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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:       2/28

Date of reporting period:    5/31/17

Item 1. Schedule of Investments.

Invesco Senior Loan Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	VK-SLO-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–109.04%(b)(c)

Aerospace & Defense–3.05%

Cadence Aerospace, LLC, Term Loan	7.50%	05/09/2018		$3,119	$3,035,524
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.79%	08/11/2022		1,397	1,355,097
IAP Worldwide Services, Revolver Loan (Acquired 08/05/2014; Cost $1,350,691)(d)	0.00%	07/18/2018		1,351	1,323,677
Revolver Loan (Acquired 08/05/2014; Cost $150,076)	1.38%	07/18/2018		150	147,075
Second Lien Term Loan (Acquired 07/18/2014-08/18/2014; Cost $1,650,438)	8.00%	07/18/2019		1,725	1,690,513
Leidos Innovations Corp., Term Loan B	3.31%	08/16/2023		3,238	3,272,594
MHVC Acquisition Corp., Term Loan	6.30%	04/29/2024		759	766,502
TransDigm Inc., Term Loan D	4.14%	06/04/2021		2,881	2,895,463
Term Loan E	4.08%	05/16/2022		4,492	4,508,193
Term Loan F	4.04%	06/09/2023		5,971	5,989,343
					24,983,981

Air Transport–1.78%

American Airlines, Inc., Term Loan B	3.49%	12/14/2023		2,339	2,346,228
Avolon TLB Borrower 1 (US) LLC, Term Loan B-1	3.26%	09/16/2020		848	857,098
Term Loan B-2	3.76%	03/21/2022		6,095	6,178,343
Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017		1,808	1,794,335
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		2,998	3,087,904
United Airlines, Inc., Term Loan B	3.42%	04/01/2024		340	343,175
					14,607,083

Automotive–1.68%
Allison Transmission, Inc., Term Loan	3.03%	09/23/2022		890	899,474
American Axle & Manufacturing, Inc., Term Loan B	3.28%	04/06/2024		1,725	1,724,268
Britax US Holdings Inc., Term Loan	4.65%	10/15/2020		516	438,420
CH Hold Corp., First Lien Delayed Draw Term Loan(d)	0.00%	02/01/2024		72	72,482
Second Lien Term Loan	8.29%	02/01/2025		100	102,493
Term Loan	4.04%	02/01/2024		719	724,825
Dayco Products, LLC, Term Loan (e)	—%	05/19/2023		667	669,895
Dealer Tire, LLC, Term Loan	4.94%	12/22/2021		22	22,557
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.00%	04/30/2019		650	655,226
Key Safety Systems, Inc., Term Loan	5.68%	08/29/2021		294	297,040
Midas Intermediate Holdco II, LLC, Term Loan	3.90%	08/18/2021		84	84,387
Superior Industries International, Inc., Term Loan	7.75%	03/22/2018	EUR	204	229,574
ThermaSys Corp., Term Loan (e)	—%	05/03/2019		1,443	1,321,203
Tower Automotive Holdings USA, LLC, Term Loan	3.75%	03/07/2024		1,835	1,834,730
Transtar Holding Co., Exit Term Loan(d)	0.00%	04/11/2022		299	298,598
Exit Term Loan	3.82%	04/11/2022		544	544,005
First Lien Term Loan	5.50%	04/11/2022		2,134	1,965,716
Term Loan	1.00%	04/11/2022		647	604,529
Wand Intermediate I L.P., First Lien Term Loan	4.95%	09/17/2021		428	434,032
Second Lien Term Loan	8.33%	09/17/2022		813	819,525
					13,742,979

Beverage and Tobacco–0.40%
Arctic Glacier U.S.A. Inc., Term Loan	5.29%	03/20/2024		508	515,751
Constellation Brands Canada, Inc. (Canada), First Lien Term Loan B-1	4.89%	12/15/2023		458	462,002
Culligan Holding, Inc., First Lien Term Loan B-1	5.00%	12/13/2023		1,476	1,490,277
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/2014; Cost $825,976)	8.54%	12/31/2021		830	780,004
					3,248,034

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Building & Development–2.56%

American Builders & Contractors Supply Co., Inc., Term Loan B-1	3.54%	10/31/2023		$2,764	$2,781,543
Capital Automotive L.P., Second Lien Term Loan B	7.03%	03/24/2025		1,502	1,539,914
Term Loan B-2	4.03%	03/24/2024		2,704	2,730,903
DiversiTech Holdings, Inc., Second Lien Term Loan(e)	—%	06/01/2025		202	205,630
Term Loan(e)	—%	06/01/2024		488	489,819
Forterra Finance, LLC, Term Loan	4.04%	10/25/2023		1,485	1,402,456
HD Supply, Inc., Term Loan B-1	3.90%	08/13/2021		201	202,679
Term Loan B-2	3.90%	10/17/2023		1,495	1,506,109
Mueller Water Products, Inc., Term Loan B	3.58%	11/25/2021		227	229,264
Quikrete Holdings, Inc., First Lien Term Loan	3.79%	11/15/2023		5,027	5,016,512
Re/Max LLC, Term Loan	3.90%	12/15/2023		2,357	2,367,762
Realogy Group LLC, Term Loan	3.29%	07/20/2022		2,457	2,477,609
					20,950,200

Business Equipment & Services–10.95%

Allied Universal Holdco, LLC, First Lien Term Loan	4.79%	07/28/2022		1,728	1,739,683
Incremental Delayed Draw Term Loan(d)	0.00%	07/28/2022		460	460,453
Alorica Inc., Term Loan B	5.79%	06/30/2022		1,274	1,283,070
Asurion LLC, Second Lien Term Loan	8.54%	03/03/2021		4,939	5,001,785
Term Loan B-2	4.29%	07/08/2020		6,986	7,024,038
Term Loan B-4	4.29%	08/04/2022		173	173,945
Term Loan B-5	4.04%	11/03/2023		1,545	1,559,194
Blucora, Inc., Term Loan	4.76%	05/22/2024		1,124	1,134,006
Brickman Group Ltd. LLC, Revolver Loan(d)	0.00%	12/18/2018		418	388,604
Second Lien Term Loan	7.50%	12/17/2021		234	235,135
Caraustar Industries, Inc., Term Loan	6.65%	03/09/2022		1,628	1,638,456
Change Healthcare Holdings, Inc., Term Loan	3.79%	03/01/2024		3,486	3,501,988
Checkout Holding Corp., Term Loan B	4.54%	04/09/2021		2,676	2,370,353
Cotiviti Corp., First Lien Term Loan B	3.65%	09/28/2023		692	694,276
Term Loan A (Acquired 09/27/2016; Cost $919,868)	3.40%	09/28/2021		923	919,447
CRCI Holdings, Inc., Term Loan	6.65%	08/31/2023		987	994,368
Crossmark Holdings, Inc., First Lien Term Loan	4.65%	12/20/2019		1,597	1,171,677
Second Lien Term Loan	8.75%	12/21/2020		826	546,301
Equinix, Inc., Term Loan B-1	3.54%	01/08/2023		318	321,399
First Data Corp., Term Loan	4.03%	07/10/2022		102	102,716
Term Loan	3.53%	04/26/2024		14,741	14,836,889
Gartner, Inc., Incremental Term Loan B	3.04%	04/05/2024		454	458,687
Term Loan A	3.04%	03/16/2022		366	367,901
Genesys Telecom Holdings, U.S., Inc., Term Loan B-1	5.00%	12/01/2023	EUR	367	417,853
Term Loan B-1	5.16%	12/01/2023		3,262	3,289,961
Global Payments, Inc., Term Loan B-2	3.04%	04/21/2023		1,899	1,913,847
Hillman Group, Inc., Term Loan	4.65%	06/30/2021		1,531	1,545,446
Information Resources, Inc., First Lien Term Loan	5.26%	01/18/2024		1,202	1,216,412
KAR Auction Services, Inc., Term Loan B-4	3.31%	03/11/2021		211	212,233
Term Loan B-5	3.56%	03/09/2023		2,354	2,365,288

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)

Karman Buyer Corp., Incremental Term Loan B-2(e)	—%	07/25/2021		$1,181	$1,171,199
Second Lien Term Loan	7.54%	07/25/2022		1,088	1,068,780
Term Loan	4.29%	07/25/2021		334	331,054
Learning Care Group (US) No. 2 Inc., Term Loan	5.05%	05/05/2021		1,190	1,208,594
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.04%	08/31/2021		2,421	2,507,750
Outfront Media Capital LLC, Term Loan	3.25%	03/18/2024		94	94,737
Peak 10, Inc., Second Lien Term Loan	8.41%	06/17/2022		432	428,713
Prime Security Services Borrower, LLC, Revolver Loan(d)	0.00%	05/02/2022		1,431	1,430,133
Term Loan B-1	4.29%	05/02/2022		1,113	1,124,506
Spin Holdco Inc., First Lien Term Loan	4.40%	11/14/2019		5,634	5,635,263
Synchronoss Technologies, Inc., Term Loan	4.08%	01/19/2024		757	704,459
Tempo Acquisition LLC, Term Loan	4.00%	05/01/2024		4,458	4,479,758
TNS Inc., Second Lien Term Loan	9.05%	08/14/2020		209	209,450
Trans Union LLC, Term Loan B-2	3.54%	04/09/2023		2,959	2,991,110
U.S. Security Associates Holdings, Inc., Term Loan	6.15%	07/14/2023		1,158	1,174,814
Ventia Deco LLC, Term Loan B (Acquired 08/16/2016-03/23/2017; Cost $1,274,954)	4.66%	05/21/2022		1,273	1,285,581
Wash MultiFamily Acquisition Inc., First Lien Term Loan	4.29%	05/13/2022		160	159,897
First Lien Term Loan	4.30%	05/16/2022		1,140	1,140,994
Second Lien Term Loan (Acquired 05/04/2015; Cost $120,323)	8.04%	05/12/2023		121	121,059
Second Lien Term Loan (Acquired 05/04/2015; Cost $21,077)	8.04%	05/14/2023		21	21,203
West Corp., Term Loan B-12	3.58%	06/17/2023		1,374	1,377,194
WEX Inc., Term Loan B	4.54%	07/01/2023		3,058	3,090,778
					89,642,437

Cable & Satellite Television–5.87%

Altice Financing S.A. (Luxembourg), Term Loan	3.91%	07/15/2025		862	863,676
Altice US Finance I Corp., Term Loan	3.28%	07/15/2025		2,118	2,117,547
Cable One, Inc., Incremental Term Loan B-1	3.43%	05/01/2024		368	371,626
Charter Communications Operating LLC, Term Loan I-1	3.30%	01/15/2024		5,096	5,134,307
CSC Holdings, LLC, Term Loan	3.25%	07/17/2025		6,720	6,719,058
ION Media Networks, Inc., Term Loan B-2	4.50%	12/18/2020		2,337	2,344,708
Mediacom Illinois LLC, Term Loan K	3.20%	02/15/2024		1,765	1,776,361
Numericable-SFR S.A. (France), Term Loan B-10	4.42%	01/14/2025		4,104	4,111,893
Telenet LLC, Term Loan A-I	3.74%	06/30/2025		3,562	3,581,997
UPC Financing Partnership, Term Loan AP	3.74%	04/15/2025		7,894	7,944,557
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I	3.74%	01/31/2025		7,382	7,420,923
WaveDivision Holdings, LLC, Term Loan	3.93%	10/15/2019		249	249,549
WideOpenWest Finance, LLC, Term Loan B	4.70%	08/19/2023		2,989	3,010,116
Ziggo Secured Finance Partnership, Term Loan E	3.49%	04/15/2025		2,369	2,371,352
					48,017,670

Chemicals & Plastics–2.45%

Alpha US Bidco, Inc., Term Loan B-1	4.15%	01/31/2024		762	766,773
Ashland LLC, Term Loan B (e)	—%	05/25/2024		741	744,917
Axalta Coating Systems US Holdings Inc., Term Loan B-1	3.65%	02/01/2023		2,246	2,260,011
Charter NEX US, Inc., First Lien Term Loan	4.29%	05/16/2024		325	325,897
Chemours Co., (The), Term Loan B-1	3.50%	05/12/2022		513	517,743
Colouroz Investment LLC,(Germany) First Lien Term Loan B-2	4.00%	09/07/2021		2,090	2,065,745
Second Lien Term Loan B-2	8.40%	09/05/2022		2,242	2,202,969
Term Loan C	4.00%	09/07/2021		346	341,492
Constantia Flexibles Holding GmbH (Austria), Term Loan B-2-A	4.04%	04/30/2022		196	197,155
HII Holding Corp., First Lien Term Loan	4.40%	12/20/2019		400	402,911
Ineos US Finance LLC, Euro Term Loan	3.25%	02/28/2024	EUR	479	544,590
Term Loan	3.79%	03/31/2022		536	542,294

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Chemicals & Plastics–(continued)

MacDermid, Inc., Multicurrency Revolver Loan(d)	0.00%	06/07/2018	$770	$769,632
Revolver Loan(d)	0.00%	06/07/2018	770	769,632
Term Loan B-5	4.54%	06/07/2020	59	59,293
Term Loan B-6	4.04%	06/07/2023	721	726,502
Oxea Finance LLC, First Lien Term Loan B-2	4.40%	01/15/2020	3,912	3,862,758
Proampac PG Borrower LLC, First Lien Term Loan	5.10%	11/20/2023	935	951,314
Royal Holdings, Inc., Second Lien Term Loan	8.65%	06/19/2023	190	190,251
Tata Chemicals North America Inc., Term Loan	3.94%	08/07/2020	984	987,926
Versum Materials, Term Loan	3.65%	09/30/2023	801	811,596
				20,041,401

Clothing & Textiles–1.00%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1	5.15%	05/27/2021	2,923	2,948,900
Second Lien Term Loan (Acquired 05/22/2014-04/12/2017; Cost $1,310,561)	9.65%	05/27/2022	1,319	1,335,563
Ascena Retail Group, Inc., Term Loan B	5.63%	08/21/2022	1,656	1,422,799
Oak Parent, Inc., Term Loan	5.54%	10/26/2023	1,217	1,214,995
Samsonite IP Holdings, S.a.r.l (Luxembourg), Term Loan B	3.29%	08/01/2023	897	906,584
Varsity Brands Holding Co., Inc., First Lien Term Loan	4.50%	12/10/2021	370	372,710
				8,201,551

Conglomerates–0.19%

Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.03%	08/29/2021	419	421,800
RGIS Services, LLC, Term Loan	8.65%	03/31/2023	821	820,633
Spectrum Brands, Inc., Term Loan	3.17%	06/23/2022	288	290,615
				1,533,048

Containers & Glass Products–2.18%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022	435	438,384
Term Loan	4.51%	10/01/2021	746	749,974
Berry Plastics Corp., Term Loan I	3.52%	10/01/2022	455	459,021
Term Loan J	3.49%	01/19/2024	535	539,382
Term Loan L	3.24%	01/06/2021	1,021	1,027,607
BWAY Holding Co., Term Loan (e)	—%	04/03/2024	367	367,107
Consolidated Container Co. LLC, Term Loan (e)	—%	05/22/2024	794	800,416
Duran Group (Germany), Term Loan B-2	5.40%	03/21/2024	2,765	2,781,405
Flex Acquisition Co., Inc., Term Loan	4.40%	12/29/2023	611	615,253
Fort Dearborn Holding Co., Inc., First Lien Term Loan	5.15%	10/19/2023	888	893,915
Second Lien Term Loan	9.65%	10/19/2024	166	163,304
Hoffmaster Group, Inc., First Lien Term Loan	5.54%	11/21/2023	1,483	1,502,507
ICSH, Inc., Delayed Draw Term Loan(d)	0.00%	04/28/2024	180	179,845
First Lien Term Loan(e)	—%	04/29/2024	995	996,065
Multi Packaging Solutions, Inc., Term Loan D	4.25%	10/14/2023	421	421,684
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/2022	147	147,116
Term Loan B-1	4.29%	10/01/2021	413	414,589
Reynolds Group Holdings Inc., Incremental Term Loan	4.04%	02/05/2023	3,465	3,485,887
Tekni-Plex, Inc., Second Lien Term Loan (Acquired 04/15/2015; Cost $252,447)	8.79%	06/01/2023	254	254,628
Term Loan B-1	4.54%	06/01/2022	214	215,844
TricorBraun Inc., Delayed Draw Term Loan(d)	0.00%	11/30/2023	128	127,664
Term Loan	4.90%	11/30/2023	1,260	1,273,444
				17,855,041

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Cosmetics & Toiletries–0.73%

Coty Inc., Incremental Term Loan B	3.50%	10/27/2022		$1,199	$1,205,590
Galleria Co., Term Loan B	4.00%	09/29/2023		2,685	2,707,185
Prestige Brands, Inc., Term Loan B-4	3.79%	01/26/2024		2,016	2,035,558
					5,948,333

Drugs–2.24%

BPA Laboratories, First Lien Term Loan	3.67%	04/29/2020		2,466	2,244,365
Second Lien Term Loan	3.67%	04/29/2020		2,144	1,758,473
Endo LLC, Term Loan	5.31%	04/27/2024		3,373	3,435,176
Grifols Worldwide Operations USA, Inc., Term Loan B	3.20%	01/31/2025		7,004	7,024,381
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1 Term Loan B	5.75%	04/01/2022		3,772	3,843,832
					18,306,227

Ecological Services & Equipment–0.75%

Advanced Disposal Services, Inc., Term Loan	3.70%	11/10/2023		3,970	4,003,182
Casella Waste Systems, Inc., Term Loan B-1	3.75%	10/17/2023		465	467,996
PHM France Holdco 19 S.A.S. (France), Term Loan B	3.75%	04/11/2023	EUR	67	76,463
PSSI Holdings LLC, Term Loan	4.80%	12/02/2021		261	263,847
Waste Industries USA, Inc., Term Loan B	3.79%	02/27/2020		479	484,195
WCA Waste System Inc., Term Loan	3.75%	08/11/2023		880	883,286
					6,178,969

Electronics & Electrical–15.10%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		3,929	3,783,295
Almonde, Inc.,(United Kingdom) First Lien Term Loan(e)	—%	04/26/2024	EUR	762	870,094
First Lien Term Loan(e)	—%	04/26/2024		5,446	5,463,920
Second Lien Term Loan(e)	—%	04/28/2025		387	395,782
Blackboard Inc., Term Loan B-4	6.16%	06/30/2021		2,877	2,891,227
Cavium, Inc., Term Loan B-1	3.28%	08/16/2022		1,423	1,430,332
CommScope, Inc., Term Loan 5	3.04%	12/29/2022		2,211	2,225,050
Compuware Corp., Term Loan B-3	5.29%	12/15/2021		405	408,604
CPI International, Inc., Term Loan B	4.30%	04/07/2021		762	764,953
Dell International LLC, Term Loan A-2	3.30%	09/07/2021		4,269	4,289,091
Term Loan B	3.55%	09/07/2023		7,331	7,382,347
Diamond US Holding LLC, Term Loan B	4.29%	04/06/2024		1,477	1,479,484
Diebold Nixdorf, Inc., Term Loan B	3.75%	11/06/2023		1,795	1,810,073
Go Daddy Operating Co., LLC, Term Loan	3.75%	04/03/2018	EUR	7,096	7,991,322
Term Loan	3.54%	02/15/2024		5,571	5,594,986
Hyland Software, Inc., Second Lien Term Loan(e)	—%	05/23/2025		83	85,114
Term Loan	4.29%	07/01/2022		173	175,053
Integrated Device Technology, Inc., Term Loan B (Acquired 04/04/2017; Cost $694,728)	6.00%	04/04/2024		696	700,791
Interoute Finco PLC (Luxembourg), Term Loan B	3.75%	11/14/2023	EUR	312	354,251
Kemet Corp., Term Loan	7.17%	04/26/2024		1,124	1,124,257
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,624	1,623,515
Lully Finance LLC, First Lien Term Loan B-4	3.75%	10/14/2022	EUR	490	559,118
Second Lien Term Loan B-1	9.53%	10/16/2023		731	726,853
Second Lien Term Loan B-2 (Acquired 11/30/2016; Cost $241,682)	7.25%	10/16/2023	EUR	228	258,484
MA Finance Co., LLC, Term Loan B-2	3.67%	11/19/2021		4,210	4,215,461
Term Loan B-3(e)	—%	04/18/2024		819	820,483
MACOM Technology Solutions Holdings, Inc., Term Loan (e)	—%	05/17/2024		1,118	1,118,866
Mediaocean LLC, First Lien Term Loan	5.30%	08/15/2022		1,482	1,496,327
Meter Reading Holding, LLC, Term Loan (Acquired 08/17/2016; Cost $1,712,261)	6.95%	08/29/2023		1,733	1,760,757

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Electronics & Electrical–(continued)

Micron Technology, Inc., Term Loan	3.55%	04/26/2022		$1,202	$1,216,378
Microsemi Corp., Term Loan B	3.33%	01/15/2023		2,666	2,680,721
Mirion Technologies, Inc., Term Loan	5.90%	03/31/2022		1,077	1,077,179
MKS Instruments, Inc., Term Loan B-2	3.79%	05/01/2023		1,167	1,178,525
MTS Systems, Term Loan B	5.25%	07/05/2023		1,021	1,035,513
NeuStar, Inc., Term Loan B-1(e)	—%	09/02/2019		446	451,394
Term Loan B-2(e)	—%	03/01/2024		1,706	1,728,194
Oberthur Technologies of America Corp., Term Loan B-1	4.90%	01/10/2024		956	962,141
Term Loan B-2(d)	0.00%	12/15/2023		1,559	1,559,331
Omnitracs, Inc., Second Lien Term Loan	8.90%	05/25/2021		131	132,244
ON Semiconductor Corp., Term Loan	3.29%	03/31/2023		5,871	5,907,138
Optiv Inc., Second Lien Term Loan	8.44%	01/31/2025		251	247,949
Term Loan	4.44%	02/01/2024		1,358	1,346,727
Quest Software US Holdings Inc., Term Loan	7.05%	10/31/2022		3,775	3,850,545
Ramundsen Holdings, LLC, Second Lien Term Loan	9.65%	01/31/2025		98	99,644
Term Loan	5.40%	02/01/2024		246	249,292
Riverbed Technology, Inc., Term Loan	4.30%	04/25/2022		322	318,174
Rocket Software, Inc., Second Lien Term Loan	10.65%	10/14/2024		412	413,192
Term Loan	5.40%	10/14/2023		2,103	2,122,131
Seattle Spinco, Inc., Term Loan (e)	—%	04/18/2024		5,534	5,540,925
SS&C Technologies, Inc., Term Loan B-1	3.29%	07/08/2022		1,958	1,972,939
Term Loan B-2	3.29%	07/08/2022		136	137,110
Sybil Software LLC, Term Loan	4.40%	09/30/2023		4,148	4,206,849
Symantec Corp., Term Loan A-5	2.75%	08/01/2021		2,281	2,273,298
Tempe Holdco Corp., Term Loan B	4.29%	12/01/2023		1,885	1,905,963
TTM Technologies, Inc., Term Loan B	5.29%	05/31/2021		530	540,286
Veritas US Inc., Term Loan B-1	6.63%	01/27/2023	EUR	4,759	5,379,543
Term Loan B-1	6.77%	01/27/2023		1,627	1,631,563
VF Holding Corp., Term Loan B-1	4.29%	06/30/2023		1,338	1,341,798
Western Digital Corp., Term Loan B-2	3.78%	04/29/2023		8,936	9,029,694
Zebra Technologies Corp., Term Loan	3.60%	10/27/2021		1,279	1,291,218
					123,627,488

Equipment Leasing–0.05%

Delos Finance S.a.r.l., Term Loan	3.40%	10/06/2023		166	167,860
Flying Fortress Inc., Term Loan	3.40%	10/30/2022		228	230,536
					398,396

Financial Intermediaries–2.06%

Black Knight InfoServ, LLC, Term Loan B	3.31%	05/27/2022		521	526,234
GEO Group, Inc., Term Loan	3.25%	03/23/2024		841	843,489
iPayment Inc., Term Loan (Acquired 04/07/2017; Cost $1,043,734)	7.16%	04/11/2023		1,054	1,062,059
LPL Holdings, Inc., Term Loan	3.77%	03/10/2024		474	476,882
MoneyGram International, Inc., Term Loan	4.40%	03/27/2020		4,705	4,715,997
RJO Holdings Corp., Term Loan (Acquired 04/12/2017; Cost $1,274,931)	9.08%	05/05/2022		1,275	1,262,182
Term Loan (Acquired 04/12/2017; Cost $453,309)	13.06%	05/05/2022		453	448,776
RPI Finance Trust, Term Loan B-6	3.15%	03/27/2023		5,313	5,340,200
Stiphout Finance LLC, Second Lien Term Loan (Acquired 07/23/2015; Cost $46,608)	9.04%	10/26/2023		47	46,691
Term Loan	4.79%	10/26/2022		143	144,308

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Financial Intermediaries–(continued)

TMF Group Holdco B.V. (Netherlands), Term Loan B-2	3.50%	10/16/2023	EUR	882	$1,002,352
Walter Investment Management Corp., Term Loan B (e)	—%	12/18/2020		$1,093	999,158
					16,868,328

Food & Drug Retailers–1.38%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—%	06/04/2018	EUR	2,811	121,559
Albertsons, LLC, Term Loan B-4	4.04%	08/25/2021		7,442	7,493,511
Term Loan B-5	4.40%	12/21/2022		1,438	1,449,377
Term Loan B-6	4.45%	06/22/2023		1,129	1,137,953
Pret A Manger (United Kingdom), Term Loan B-2	5.29%	06/20/2022	GBP	604	784,522
Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/2020		73	73,165
Second Lien Term Loan 2	4.88%	06/21/2021		218	219,246
					11,279,333

Food Products–3.57%

AdvancePierre Foods, Inc., Term Loan	6.00%	06/02/2023		2,075	2,079,676
Candy intermediate Holdings, Inc., Term Loan	5.65%	06/15/2023		2,008	1,914,987
Chefs’ Warehouse Parent, LLC, Term Loan	6.79%	06/22/2022		864	876,539
CSM Bakery Supplies LLC, First Lien Term Loan (e)	—%	07/03/2020		1,431	1,345,918
Dole Food Co., Inc., Term Loan B	4.12%	04/06/2024		2,951	2,967,770
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/2019		1,570	1,568,637
Term Loan	4.04%	06/02/2021		283	286,069
Hostess Brands, LLC, Term Loan B	3.54%	08/03/2022		65	65,132
Jacobs Douwe Egberts International B.V., Term Loan B-5	3.44%	07/04/2022		3,548	3,580,071
JBS USA Lux S.A., Term Loan	3.50%	10/30/2022		8,309	8,198,826
Nomad Foods US LLC (United Kingdom), Term Loan B-2	3.76%	05/15/2024		989	997,171
Pinnacle Foods Finance LLC, Term Loan	3.00%	02/02/2024		709	713,232
Post Holdings, Inc., Incremental Term Loan	3.28%	05/24/2024		983	989,313
Incremental Term Loan 1(e)	—%	05/24/2024		819	824,427
Revolver Loan(d)	0.00%	01/29/2019		2,094	2,092,858
Shearer’s Foods, LLC, First Lien Term Loan (Acquired 06/19/2014; Cost $445,516)	5.08%	06/30/2021		446	445,328
Second Lien Term Loan (Acquired 06/19/2014; Cost $248,890)	7.90%	06/30/2022		250	242,964
					29,188,918

Food Service–2.62%

Landry’s, Inc., Term Loan B	3.75%	10/04/2023		1,257	1,259,407
New Red Finance, Inc., Term Loan B-3	3.31%	02/16/2024		4,123	4,134,375
NPC International, Inc., First Lien Term Loan	4.51%	04/19/2024		1,098	1,108,252
Second Lien Term Loan	8.51%	04/18/2025		346	349,923
Pizza Hut Holdings, LLC, Term Loan B	3.00%	06/16/2023		1,501	1,512,800
Red Lobster Management, LLC, Term Loan	6.29%	07/28/2021		319	323,022
Restaurant Holding Co., LLC, First Lien Term Loan	8.80%	02/28/2019		1,237	1,198,026
Steak ‘n Shake Inc., Term Loan	4.80%	03/19/2021		1,011	1,006,215
TKC Holdings, Inc., Term Loan	4.75%	02/01/2023		1,571	1,580,550
TMK Hawk Parent, Corp., Second Lien Term Loan (Acquired 10/01/2014; Cost $633,948)	8.54%	10/01/2022		638	638,211
Term Loan B-1	5.04%	10/01/2021		902	911,183
US Foods, Inc., Second Lien Incremental Term Loan	3.79%	06/27/2023		7,381	7,452,640
					21,474,604

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Health Care–3.73%

Acadia Healthcare Co., Inc., Term Loan B-1	3.79%	02/11/2022		$756	$764,270
Term Loan B-2	3.75%	02/16/2023		2,826	2,857,148
CareCore National, LLC, Term Loan	5.04%	03/05/2021		1,368	1,383,831
Community Health Systems, Inc., Incremental Term Loan G	3.90%	12/31/2019		280	280,488
Revolver Loan(d)	0.00%	01/27/2019		843	840,874
Convatec Inc., Term Loan B	3.54%	10/31/2023		268	270,543
DJO Finance LLC, Term Loan	4.27%	06/07/2020		3,092	3,067,162
Explorer Holdings, Inc., Term Loan	6.17%	05/02/2023		678	686,052
Greatbatch, Ltd., Term Loan B	4.51%	10/27/2022		1,034	1,042,526
HC Group Holdings III, Inc., Term Loan	6.04%	04/07/2022		1,536	1,524,646
HCA, Inc., Term Loan B-9	3.04%	03/17/2023		518	520,734
Kindred Healthcare, Inc., Term Loan	4.69%	04/09/2021		495	497,659
Kinetic Concepts, Inc., Term Loan	4.40%	02/03/2024		3,007	2,978,148
MPH Acquisition Holdings LLC, Term Loan	4.90%	06/07/2023		5,192	5,218,883
National Surgical Hospitals, Inc., First Lien Term Loan	4.54%	06/01/2022		931	933,668
Ortho-Clinical Diagnostics, Inc., Term Loan (e)	—%	06/30/2021		557	559,069
Team Health Holdings, Inc., Term Loan	3.79%	02/06/2024		2,922	2,910,574
Unilabs Diagnostics AB (Sweden), Revolver Loan (d)	0.00%	03/12/2021	EUR	768	856,625
Western Dental Services, Inc., Term Loan (Acquired 02/23/2017-03/14/2017; Cost $9,008,327)	7.55%	11/01/2018		2,766	2,762,844
WP CityMD Bidco LLC, Term Loan (e)	—%	05/24/2024		580	582,129
					30,537,873

Home Furnishings–0.58%

Comfort Holding, LLC, First Lien Term Loan	5.78%	02/05/2024		1,158	1,164,563
Second Lien Term Loan	11.03%	02/03/2025		249	240,915
Serta Simmons Bedding, LLC, First Lien Term Loan	4.59%	11/08/2023		3,361	3,377,523
					4,783,001

Industrial Equipment–2.01%

Accudyne Industries LLC, Revolver Loan(d)	0.00%	09/13/2019		2,365	2,152,193
Term Loan	4.15%	12/13/2019		2,419	2,412,477
Clark Equipment Co., Term Loan B (e)	—%	05/12/2024		2,608	2,629,637
Columbus McKinnon Corp., Term Loan	4.15%	01/31/2024		373	375,871
Crosby US Acquisition Corp., First Lien Term Loan	4.17%	11/23/2020		1,686	1,549,203
Filtration Group Corp., First Lien Term Loan	4.29%	11/23/2020		2,200	2,215,059
Generac Power System, Inc., Term Loan (Acquired 05/09/2017-05/11/2017; Cost $353,334)	3.40%	05/31/2023		352	355,221
Milacron LLC, Term Loan B	4.04%	09/25/2023		988	992,421
MX Holdings US, Inc., Term Loan B-1-B	3.79%	08/16/2023		1,006	1,020,011
North American Lifting Holdings, Inc., First Lien Term Loan	5.65%	11/27/2020		1,273	1,223,327
Rexnord LLC/ RBS Global, Inc., Term Loan B	3.89%	08/21/2023		338	339,564
Tank Holding Corp., Term Loan	5.29%	03/16/2022		625	628,178
Terex Corp., Term Loan	3.54%	01/31/2024		520	522,460
					16,415,622

Insurance–0.50%

Alliant Holdings I, L.P., Term Loan	4.42%	08/14/2022		240	240,455
AmWINS Group, LLC, First Lien Term Loan	3.78%	01/25/2024		847	849,356
Second Lien Term Loan	7.79%	01/25/2025		143	146,554
Hub International Ltd., Term Loan	4.17%	10/02/2020		955	961,499
USI Inc., Term Loan (e)	—%	05/16/2024		1,871	1,870,293
York Risk Services Holding Corp., Term Loan	4.90%	10/01/2021		12	11,688
					4,079,845

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Leisure Goods, Activities & Movies–3.65%

Alpha Topco Ltd.,(United Kingdom) Second Lien Term Loan	8.07%	07/29/2022		$1,249	$1,259,880
Term Loan B-3	4.57%	02/01/2024		6,974	6,989,073
AMC Entertainment Inc., Incremental Term Loan	3.28%	12/15/2023		962	968,251
Term Loan	3.25%	12/15/2022		1,283	1,293,358
Ancestry.com Operations Inc., First Lien Term Loan	4.25%	10/19/2023		201	203,467
Bright Horizons Family Solutions, Inc., Term Loan B	3.29%	11/07/2023		612	619,255
Cedar Fair, L.P., Term Loan B	3.29%	04/13/2024		155	157,181
Cinemark USA, Inc., Term Loan	3.33%	05/09/2022		129	129,880
CWGS Group, LLC, Term Loan	4.74%	11/08/2023		2,459	2,478,189
Dorna Sports, S.L.,(Spain) Term Loan B-2	3.25%	04/12/2024	EUR	856	972,537
Term Loan B-2	5.02%	04/12/2024		854	852,880
Equinox Holdings Inc., First Lien Term Loan	4.29%	03/08/2024		1,583	1,599,635
Second Lien Term Loan	8.04%	09/08/2024		132	135,148
Fitness International, LLC, Term Loan B	5.40%	07/01/2020		1,848	1,873,695
MTL Publishing LLC, Term Loan B-5	3.49%	08/21/2023		2,085	2,092,403
Regal Cinemas Corp., Term Loan(e)	—%	04/01/2022		671	674,824
Term Loan	3.54%	04/01/2022		1,359	1,367,324
Sabre GLBL Inc., Term Loan B-3	3.79%	02/22/2024		743	751,960
SeaWorld Parks & Entertainment, Inc., Term Loan B-5	4.15%	04/01/2024		569	567,867
Six Flags Theme Parks Inc., Term Loan B	3.29%	06/30/2022		579	586,435
UFC Holdings, LLC, First Lien Term Loan	4.26%	08/18/2023		3,240	3,262,069
Second Lien Term Loan	8.51%	08/18/2024		1,045	1,068,903
					29,904,214

Lodging & Casinos–3.46%

B&B Hotels S.A.S. (France), Term Loan B	4.25%	03/14/2023	EUR	1,000	1,141,604
Belmond Interfin Ltd. (Bermuda), Term Loan	4.15%	03/21/2021		392	394,430
Boyd Gaming Corp., Term Loan B	3.45%	09/15/2023		843	848,245
Caesars Growth Properties Holdings, LLC, Term Loan	3.79%	05/08/2021		3,138	3,161,840
CityCenter Holdings, LLC, Term Loan B	3.50%	04/18/2024		759	762,571
Four Seasons Hotels Ltd. (Canada), Term Loan	3.54%	06/27/2020		2,969	3,006,800
Hilton Worldwide Finance, LLC, Term Loan B-2	3.02%	10/25/2023		2,148	2,162,990
La Quinta Intermediate Holdings LLC, Term Loan	3.91%	04/14/2021		4,310	4,342,588
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B	3.05%	03/29/2024		185	185,574
RHP Hotel Properties, LP, Term Loan B	3.44%	05/11/2024		603	607,509
Scientific Games International, Inc., Multi-Currency Revolver Loan(d)	0.00%	10/18/2018		2,490	2,421,512
Term Loan B-3	5.06%	10/01/2021		3,834	3,897,660
Station Casinos LLC, Term Loan B	3.50%	06/08/2023		2,540	2,541,638
Twin River Management Group, Inc., Term Loan	4.65%	07/10/2020		2,790	2,810,454
					28,285,415

Nonferrous Metals & Minerals–0.21%

American Rock Salt Co. LLC, First Lien Term Loan	4.90%	05/20/2021		550	552,819
First Lien Term Loan	4.90%	05/20/2021		203	204,492
Dynacast International LLC, First Lien Term Loan B-1	4.40%	01/28/2022		934	939,273
Second Lien Term Loan	9.65%	01/30/2023		15	15,424
					1,712,008

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Oil & Gas–5.90%

Ameriforge Group Inc., First Lien Term Loan (f)	5.00%	12/19/2019		$32	$17,481
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		3,021	2,104,937
Bronco Midstream Funding, LLC, Term Loan	5.17%	08/17/2020		2,427	2,459,909
California Resources Corp., Term Loan	11.38%	12/31/2021		1,484	1,649,924
Citgo Holdings, Inc., Term Loan	9.65%	05/12/2018		3,761	3,816,887
Citgo Petroleum Corp., Term Loan B	4.65%	07/29/2021		436	437,484
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,959	1,947,707
Drillships Financing Holding Inc., Term Loan B-1 (e)(f)(g)	—%	03/31/2021		5,284	3,835,906
Fieldwood Energy LLC, Term Loan	3.92%	09/28/2018		1,775	1,726,723
Term Loan	8.04%	08/31/2020		1,205	1,158,050
Floatel International Ltd., Term Loan	6.15%	06/27/2020		3,521	2,794,959
Gulf Finance, LLC, Term Loan B	6.30%	08/25/2023		3,420	3,308,541
HGIM Corp., Term Loan B	5.64%	06/18/2020		3,632	2,117,785
Jonah Energy LLC, Second Lien Term Loan	7.54%	05/12/2021		1,467	1,441,538
Osum Production Corp. (Canada), Term Loan (Acquired 07/30/2014-09/14/2016; Cost $1,969,785)	6.54%	07/31/2020		2,113	1,732,400
Pacific Drilling S.A. (Luxembourg), Term Loan	4.63%	06/03/2018		696	344,898
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (f)	5.75%	07/16/2021		1,454	583,053
Petroleum GEO-Services ASA, Term Loan	3.65%	03/19/2021		4,623	3,846,978
Samchully Midstream 3 LLC, Term Loan	5.90%	10/20/2021		1,734	1,699,507
Seadrill Operating L.P., Term Loan	4.15%	02/21/2021		10,241	7,085,317
Southcross Energy Partners, L.P., Term Loan	5.40%	08/04/2021		1,049	943,876
Veresen Midstream US LLC, Term Loan B-2	4.54%	03/31/2022		991	999,276
Weatherford International Ltd. (Bermuda), Term Loan	3.35%	07/13/2020		2,293	2,270,538
					48,323,674

Publishing–2.07%

Getty Images, Inc., Revolver Loan (d)	0.00%	10/18/2017		4,104	4,021,587
Merrill Communications LLC, Term Loan	6.42%	06/01/2022		34	34,446
Nielsen Finance LLC, Term Loan B-4	2.99%	10/04/2023		7,721	7,757,720
ProQuest LLC, Term Loan	5.29%	10/24/2021		1,348	1,366,982
Tribune Media Co., Term Loan C	4.04%	01/27/2024		3,692	3,713,093
					16,893,828

Radio & Television–2.03%

Gray Television, Inc., Term Loan B-2	3.50%	02/07/2024		222	224,164
iHeartCommunications, Inc., Term Loan D	7.79%	01/30/2019		7,639	6,321,028
Term Loan E	8.54%	07/31/2019		11,492	9,546,891
Sinclair Television Group, Inc., Term Loan B	3.30%	01/03/2024		507	507,986
					16,600,069

Retailers (except Food & Drug)–5.80%

Action Holding B.V. (Netherlands), Term Loan B	3.50%	02/25/2022	EUR	397	453,887
Bass Pro Group, LLC, Term Loan	4.24%	06/05/2020		227	227,159
Term Loan	6.15%	12/16/2023		4,799	4,667,705
BJ’s Wholesale Club, Inc., Term Loan B	4.75%	02/03/2024		459	458,455
Burlington Coat Factory Warehouse Corp., Term Loan B-4	3.75%	08/13/2021		760	763,960
Cortefiel, S.A.,(Spain) PIK Term Loan B-1(h)	1.00%	03/21/2018	EUR	260	234,807
PIK Term Loan B-2(h)	1.00%	03/21/2018	EUR	283	256,030
PIK Term Loan B-3(h)	1.00%	03/21/2018	EUR	2,593	2,342,373
PIK Term Loan B-3(h)	1.00%	03/21/2018	EUR	132	118,853
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		952	762,200
Fullbeauty Brands Holdings Corp., Term Loan	5.79%	10/14/2022		2,065	1,579,584
J. Crew Group, Inc., Term Loan	4.09%	03/05/2021		424	291,229

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–(continued)
Jill Acquisition LLC, Term Loan	6.18%	05/08/2022		$542	$531,328
Lands’ End, Inc., Term Loan B	4.29%	04/02/2021		2,444	2,114,010
Michaels Stores, Inc., Term Loan B-1	3.78%	01/28/2023		646	645,832
Moran Foods LLC, Term Loan	7.04%	12/05/2023		1,375	1,361,409
National Vision, Inc., First Lien Revolver Loan(d)	0.00%	03/13/2019		1,250	1,149,948
First Lien Term Loan	4.04%	03/12/2021		712	715,937
Second Lien Term Loan	6.79%	03/13/2022		89	86,591
Party City Holdings Inc., Term Loan	4.17%	08/19/2022		687	688,122
Payless Inc., DIP Term Loan(d)(f)	0.00%	10/31/2017		557	556,698
DIP Term Loan(f)	3.75%	10/31/2017		325	334,019
Second Lien Term Loan(f)	12.50%	03/11/2022		1,298	67,345
Term Loan (Acquired 03/06/2014-09/30/2014; Cost $4,177,245)(f)	9.00%	03/11/2021		4,191	2,141,012
Petco Animal Supplies, Inc., Term Loan	4.17%	01/26/2023		2,653	2,472,699
Pier 1 Imports (U.S.), Inc., Term Loan	4.54%	04/30/2021		871	840,738
Savers Inc., Term Loan	5.00%	07/09/2019		3,705	3,403,978
Sears Roebuck Acceptance Corp., Term Loan	5.54%	06/30/2018		7,343	7,223,990
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.04%	08/21/2019		7,540	7,332,807
Toys ‘R’ Us-Delaware, Inc., Canadian Term Loan A-1 (Acquired 10/14/2014; Cost $998,120)	8.42%	10/24/2019		1,013	1,022,920
Term Loan A-1 (Acquired 10/14/2014; Cost $1,237,672)	8.42%	10/24/2019		1,256	1,268,420
Term Loan B-2	5.25%	05/25/2018		155	148,996
Term Loan B-3	5.25%	05/25/2018		20	19,037
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,488	1,196,944
					47,479,022

Steel–0.05%

Atkore International, Inc., Incremental Term Loan	4.15%	12/22/2023		432	435,894

Surface Transport–0.82%

Kenan Advantage Group, Inc., Canadian Term Loan	4.04%	07/29/2022		569	571,410
Term Loan	4.04%	07/29/2022		2,318	2,326,147
PODS LLC, Term Loan B-2	4.25%	02/02/2022		906	915,711
U.S. Shipping Corp., Term Loan B-2	5.29%	06/26/2021		1,704	1,597,717
XPO Logistics, Inc., Term Loan B	3.41%	11/01/2021		1,253	1,263,323
					6,674,308

Telecommunications–9.35%

Avaya Inc., DIP Term Loan	8.52%	01/24/2018		757	782,685
CenturyLink, Inc., Term Loan B (e)	—%	01/31/2025		7,723	7,717,264
Colorado Buyer Inc., Term Loan	4.17%	05/01/2024		1,325	1,334,359
Communications Sales & Leasing, Inc., Term Loan B	4.04%	10/24/2022		4,723	4,753,972
Consolidated Communications, Inc., Incremental Term Loan(e)	—%	10/05/2023		3,087	3,109,371
Term Loan	4.05%	10/05/2023		3,783	3,810,884
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		3,736	3,759,974
Frontier Communications Corp., Term Loan	3.80%	03/31/2021		2,785	2,729,358
GTT Communications, Inc., Term Loan	5.06%	01/09/2024		1,641	1,663,952
Intelsat Jackson Holdings S.A., Term Loan B-2	3.89%	06/30/2019		2,754	2,725,329
Level 3 Financing, Inc., Term Loan B	3.26%	02/22/2024		8,820	8,843,954
Radiate Holdco, LLC, Term Loan	4.04%	02/01/2024		2,278	2,285,717
Sprint Communications Inc., Term Loan	3.56%	02/02/2024		6,040	6,064,496
Syniverse Holdings, Inc., Term Loan	4.17%	04/23/2019		4,413	4,218,319
Term Loan B	4.15%	04/23/2019		1,031	997,374
Telesat LLC, Term Loan B-4	4.15%	11/17/2023		6,607	6,686,650
U.S. Telepacific Corp., Term Loan	6.04%	05/02/2023		3,068	3,046,465

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–(continued)

Windstream Services, LLC, Term Loan B-6	5.01%	03/29/2021	$5,286	$5,328,134
Term Loan B-7	4.26%	02/17/2024	555	554,576
Zayo Group, LLC, Incremental Term Loan B-1	3.01%	01/19/2021	685	689,212
Incremental Term Loan B-2	3.51%	01/19/2024	5,423	5,464,697
				76,566,742

Utilities–8.27%

AES Corp. (The), Term Loan (e)	—%	05/24/2022	1,002	1,001,387
APLP Holdings L.P. (Canada), Term Loan	5.29%	04/13/2023	1,305	1,310,462
Aria Energy Operating LLC, Term Loan	5.54%	05/27/2022	704	707,474
Calpine Corp., Term Loan	2.80%	11/30/2017	1,683	1,690,201
Term Loan	2.80%	12/31/2019	326	326,073
Term Loan	3.90%	01/15/2024	5,851	5,847,953
Term Loan	3.90%	01/15/2024	2,906	2,904,325
Term Loan B-7	3.90%	05/31/2023	2,815	2,812,928
Dynegy Inc., Term Loan C-1	4.25%	02/07/2024	5,400	5,399,682
Eastern Power, LLC, Term Loan	5.04%	10/02/2023	2,298	2,288,971
Energy Future Intermediate Holding Co. LLC, Term Loan	4.29%	06/30/2017	1,396	1,403,901
Granite Acquisition, Inc., First Lien Term Loan B	5.15%	12/17/2021	2,547	2,552,871
First Lien Term Loan C	5.15%	12/17/2021	113	113,661
Second Lien Term Loan B	8.40%	12/19/2022	592	587,661
Lightstone Holdco LLC, Term Loan B	5.54%	01/30/2024	3,578	3,512,489
Term Loan C	5.54%	01/30/2024	221	216,695
Nautilus Power LLC, Term Loan	5.54%	05/16/2024	1,346	1,338,674
NRG Energy Inc., Revolver Loan A (d)	0.00%	07/01/2018	16,645	16,516,678
Revolver Loan A	0.64%	07/01/2018	862	855,368
Term Loan	3.29%	06/30/2023	4,761	4,763,737
Pike Corp., Second Lien Term Loan (Acquired 03/07/2017; Cost $89,219)	9.05%	09/10/2024	90	91,680
Term Loan	4.80%	03/10/2024	465	470,393
Southeast PowerGen LLC, Term Loan B	4.65%	12/02/2021	776	753,047
Talen Energy Supply, LLC, Term Loan B-1	5.05%	07/06/2023	216	203,999
USIC Holding, Inc., Term Loan	5.17%	12/09/2023	1,483	1,496,214
Vistra Operations Co. LLC, Incremental Term Loan	4.26%	12/14/2023	1,055	1,056,819
Term Loan	3.79%	08/04/2023	6,110	6,076,041
Term Loan C	3.79%	08/04/2023	1,397	1,389,237
				67,688,621
Total Variable Rate Senior Loan Interests				892,474,157

Bonds & Notes–8.49%

Aerospace & Defense–0.33%

LMI Aerospace, Inc.	7.38%	07/15/2019	2,598	2,714,910

Air Transport–0.42%

LATAM Airlines Group S.A. (Chile)	4.50%	08/15/2025	329	320,280
Mesa Airlines, Inc. (i)	5.75%	01/15/2024	3,067	3,124,068
				3,444,348

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Automotive–0.33%

Federal-Mogul Holdings Corp. (j)	4.88%	04/15/2024	EUR	845	$954,499
Schaeffler AG (Germany) (i)	4.13%	09/15/2021		$452	465,560
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		452	464,995
Schaeffler AG (Germany) (i)	4.75%	09/15/2026		833	846,536
					2,731,590

Business Equipment & Services–0.52%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	1,408	163,198
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	1,850	2,099,591
ICBPI (United Kingdom) (i)	7.13%	05/30/2021	EUR	500	587,568
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	1,250	1,444,886
					4,295,243

Cable & Satellite Television–1.54%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		520	555,750
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		3,966	4,382,430
Altice US Finance I Corp. (i)	5.50%	05/15/2026		5,666	5,956,382
Numbericable-SFR Group S.A. (France) (i)	7.38%	05/01/2026		1,020	1,105,425
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		554	569,928
					12,569,915

Chemicals & Plastics–0.29%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,516	2,364,852

Containers & Glass Products–0.56%

Ardagh Glass Finance PLC (i)(j)	4.43%	05/15/2021		857	876,282
Ardagh Glass Finance PLC	4.25%	09/15/2022		504	514,080
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		852	874,365
Horizon Holdings III (France) (i)	8.25%	02/15/2022	EUR	567	685,745
Reynolds Group Holdings, Inc. (i)(j)	4.66%	07/15/2021		969	990,802
Reynolds Group Holdings, Inc.	5.75%	10/15/2020		594	611,078
					4,552,352

Electronics & Electrical–0.52%

Blackboard Inc. (i)	9.75%	10/15/2021		2,907	2,892,465
Dell International LLC/ EMC Corp. (i)	5.45%	06/15/2023		720	784,136
Micron Technology, Inc. (i)	7.50%	09/15/2023		494	553,125
					4,229,726

Financial Intermediaries–0.95%

Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.50%	10/01/2021	EUR	971	1,112,589
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	1,553	1,876,433
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	1,250	1,801,334
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	1,284	1,449,744
Nemean Bondco PLC (United Kingdom) (i)(j)	6.82%	02/01/2023	GBP	600	774,037
Nemean Bondco PLC (United Kingdom) (i)	7.38%	02/01/2024	GBP	385	506,509
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	233	270,248
					7,790,894

Health Care–0.99%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.34%	07/15/2019	GBP	1,750	2,254,788
DJO Finance LLC	10.75%	04/15/2020		3,085	2,668,525
DJO Finance LLC (i)	8.13%	06/15/2021		1,062	992,970
IDH Finance PLC (United Kingdom) (i)	6.25%	08/15/2022	GBP	1,000	1,236,913
IDH Finance PLC (United Kingdom) (i)(j)	6.32%	08/15/2022	GBP	750	937,348
					8,090,544

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Lodging & Casinos–0.22%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		$755	$772,931
Travelodge Hotels Ltd. (United Kingdom) (j)	5.20%	05/15/2023	GBP	800	1,044,934
					1,817,865

Nonferrous Metals & Minerals–0.36%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,900	2,929,000

Oil & Gas–0.23%

FTS International, Inc. (i)(j)	8.63%	06/15/2020		387	391,838
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/2020		2,928	1,493,280
					1,885,118

Radio & Television–0.31%

Clear Channel International B.V. (i)	8.75%	12/15/2020		2,374	2,528,310

Rail Industries–0.02%

Channel Link Enterprises Finance PLC (United Kingdom) (j)	2.71%	06/30/2050	EUR	133	152,433

Retailers (except Food & Drug)–0.31%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		780	328,575
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	125	139,092
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	1,375	1,340,673
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.54%	07/15/2019	EUR	655	737,744
					2,546,084

Surface Transport–0.04%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	173	188,163
Hertz Corp. (i)	5.50%	10/15/2024		203	162,400
					350,563

Telecommunications–0.55%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023		623	651,814
Communications Sales & Leasing, Inc. (i)	7.13%	12/15/2024		146	146,730
Goodman Networks Inc.	12.13%	07/01/2018		5,685	2,131,875
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/2020		269	279,424
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		811	849,522
Windstream Services, LLC	6.38%	08/01/2023		25	21,312
Zayo Group, LLC (i)	5.75%	01/15/2027		417	441,499
					4,522,176
Total Bonds & Notes					69,515,923

				Shares

Common Stocks & Other Equity Interests–5.82%(k)

Aerospace & Defense–0.52%

IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $249,110) (i)(l)				229	4,223,861

Automotive–0.02%

Transtar Holding Co. Class A				2,935,894	170,282

Building & Development–1.05%

Axia Inc. (Acquired 05/30/2008; Cost $2,268,885) (i)(l)(m)				505	4,532,541
BMC Stock Holdings, Inc. (l)				129,857	2,532,211
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $7,938,060) (i)(l)				780	0
Class B (Acquired 07/15/2010; Cost $93,975) (i)(l)				9	0
Newhall Holding Co., LLC Class A (Acquired 03/26/2007-03/28/2013; Cost $5,774,585) (i)(l)				621,591	1,553,978
					8,618,730

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Commodity Chemicals–0.00%

LyondellBasell Industries N.V. Class A	142	$11,434

Conglomerates–0.03%

Euramax International, Inc. (Acquired 07/09/2009; Cost $3,529,067) (i)(l)	3,272	261,776

Cosmetics & Toiletries–0.09%

Levlad, LLC (i)	4,893	709,427

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $2,298,704) (i)(l)	7,160	0
Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $1,834,582) (i)(l)	11,479	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)	2,852	15,684
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0) (i)(l)	2,314	2,545
Class B (Acquired 12/10/2010; Cost $0) (i)(l)	3,000	30
		18,259

Forest Products–0.03%

Verso Corp. Class A (l)	65,375	223,582

Health Care–0.02%

New Millennium Holdco (i)(l)	136,135	188,002

Home Furnishings–0.15%

WKI Holding Co. Inc. (l)	52,654	1,263,696

Lodging & Casinos–1.86%

Twin River Management Group, Inc. (Acquired 04/11/2014-05/15/2015; Cost $2,775,742) (i)(l)	189,050	15,218,525

Nonferrous Metals & Minerals–0.19%
Arch Coal, Inc. (l)	21,727	1,537,620

Oil & Gas–0.52%

CJ Holding Co. (l)	27,250	919,960
Samson Investment Co.	144,254	3,317,842
		4,237,802

Publishing–0.63%

Affiliated Media, Inc. (i)(l)	81,915	1,925,006
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,217,440) (i)(l)(m)	8,426	0
F&W Publications, Inc. (Acquired 06/09/2010; Cost $23,348) (i)(l)	18,385	919,255
MC Communications, LLC (Acquired 08/16/2004-08/22/2005; Cost $7,100,323) (i)(l)	739,818	0
Merrill Communications LLC Class A (i)(l)	326,686	2,245,966
Tronc, Inc. (l)	4,756	53,362
		5,143,589

Telecommunications–0.01%
CTM Media Holdings Inc. (l)	1,270	57,290

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

			Shares	Value

Utilities–0.70%

Vistra Operations Co. LLC (i)			357,798	$363,881
Vistra Operations Co. LLC (l)			357,798	5,284,676
Vistra Operations Co. LLC (Acquired 10/03/2016; Cost $275,358) (i)(l)			585,868	87,880
				5,736,437
Total Common Stocks & Other Equity Interests				47,620,312
	Interest Rate	Maturity Date	Principal Amount (000)(a)

Structured Products–2.64%

Apidos CLO X (i)(j)	7.42%	10/30/2022	$ 610,000	611,917
Atrium X LLC (i)(j)	5.66%	07/16/2025	251,000	246,449
Babson CLO Ltd. (i)(j)	5.66%	01/18/2025	501,000	486,095
Carlyle Global Market Strategies CLO, Ltd. (i)(j)	6.68%	02/14/2025	1,300,000	1,315,904
Gallatin Funding CLO VII, Ltd. (i)(j)	6.83%	07/15/2023	1,575,000	1,578,751
KKR Financial CLO, Ltd. (i)(j)	6.63%	12/15/2024	2,039,000	2,049,098
Madison Park Funding XIV, Ltd. (i)(j)	6.56%	07/20/2026	1,075,000	994,454
NewStar Berkeley Fund CLO LLC (i)(j)	6.26%	10/25/2028	1,220,000	1,177,330
Octagon Investment Partners XIX, Ltd. (i)(j)	6.01%	04/15/2026	1,741,000	1,631,928
Octagon Investment Partners XVII Ltd. (i)(j)	5.66%	10/25/2025	775,000	749,812
Octagon Investment Partners XVIII, Ltd. (i)(j)	6.43%	12/16/2024	2,964,000	2,959,617
Regatta IV Funding Ltd. (i)(j)	6.11%	07/25/2026	1,070,000	1,018,195
Symphony CLO VIII, Ltd. (i)(j)	7.16%	01/09/2023	2,140,000	2,151,170
Voya CLO I, Ltd. (i)(j)	6.16%	04/15/2024	2,600,000	2,582,221
Voya CLO III, Ltd. (i)(j)	4.66%	12/13/2020	1,478,474	1,483,254
Voya CLO IV, Ltd. (i)(j)	5.40%	06/14/2022	542,000	545,734
Total Asset-Backed Securities				21,581,929

			Shares

Preferred Stocks–0.01%(k)

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)			584	5,840

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016-02/16/2017; Cost $0) (i)(l)			1,297	0

Utilities–0.01%

Genie Energy Ltd.			7,632	58,080
Total Preferred Stocks				63,920
TOTAL INVESTMENTS(n)–126.00% (Cost $1,049,740,076)				1,031,256,241
BORROWINGS–(18.33)%				(150,000,000)
OTHER ASSETS LESS LIABILITIES–(7.67)%				(62,812,532)
NET ASSETS–100.00%				$818,443,709

Investment Abbreviations:

CLO	—	Collateralized Loan Obligation	DIP	—	Debtor-in-possession	EUR	—	Euro
GBP	—	British Pound	PIK	—	Payment in Kind	SEK	—	Swedish Krona
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This variable rate interest will settle after May 31, 2017, at which time the interest rate will be determined.

(f)	The borrower has filed for protection in federal bankruptcy court.

(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2017 was $3,835,906, which represented less than 1% of the Fund’s Net Assets.

(h)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	5.65	1.00

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the 1933 Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $106,924,271, which represented 13.06% of the Fund’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of May 31, 2017 was $4,532,541, which represented less than 1% of the Fund’s Net Assets. See Note 4.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco Senior Loan Fund

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses

Invesco Senior Loan Fund

E.	Foreign Currency Translations – (continued)

realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco Senior Loan Fund

J.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2017, there were transfers from Level 2 to Level 3 of $25,083,480 due to third party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $14,569,596, due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interest	$—	$831,654,225	$60,819,932	$892,474,157
Bonds & Notes	—	69,515,923	—	69,515,923
Common Stocks & Other Equity Interests	10,620,136	8,210,978	28,789,198	47,620,312
Structured Products	—	21,581,929	—	21,581,929
Preferred Stocks	58,080	—	5,840	63,920
	10,678,216	930,963,055	89,614,970	1,031,256,241
Forward Foreign Currency Contracts*	—	(2,143,315)	—	(2,143,315)
Total Investments	$10,678,216	$928,819,740	$89,614,970	$1,029,112,926

  * Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2017:

	Value 02/28/17	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 05/31/17
Variable Rate Senior Loan Interests	$85,103,222	$6,500,676	$(25,470,922)	$182,189	$(853,923)	$1,617,309	$8,310,977	$(14,569,596)	$60,819,932
Common Stocks & Other Equity Interests	8,318,991	—	—	—	(119,180)	3,816,884	16,772,503	—	28,789,198
Preferred Stocks	5,840	—	—	—	—	—	—	—	5,840
Total	$93,428,053	$6,500,676	$(25,470,922)	$182,189	$(973,103)	$5,434,193	$25,083,480	$(14,569,596)	$89,614,970

Invesco Senior Loan Fund

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 -- Derivative Investments

The Trust may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Trust may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Trust does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/15/2017	Barclays Bank PLC	GBP	9,457,166	USD	11,823,801	$12,189,770	$(365,969)
06/15/2017	Barclays Bank PLC	USD	6,892,769	GBP	5,382,922	6,938,292	45,523
06/15/2017	Citibank, N.A.	EUR	11,929,605	USD	12,717,051	13,409,939	(692,888)
06/15/2017	Citibank, N.A.	USD	11,877,616	EUR	10,913,368	12,267,597	389,981
06/15/2017	Goldman Sachs International	EUR	11,630,528	USD	12,391,280	13,073,748	(682,468)
06/15/2017	Goldman Sachs International	USD	10,915,302	EUR	10,027,747	11,272,080	356,778
06/15/2017	JPMorgan Chase Bank, N.A.	SEK	4,839,055	USD	536,778	557,162	(20,384)
06/15/2017	JPMorgan Chase Bank, N.A.	USD	539,841	SEK	4,839,055	557,161	17,320
06/15/2017	Royal Bank of Canada	EUR	13,113,771	USD	13,977,317	14,741,047	(763,730)
06/15/2017	Royal Bank of Canada	GBP	99,327	USD	127,989	128,027	(38)
06/15/2017	Royal Bank of Canada	USD	16,990,015	EUR	15,732,789	17,685,055	695,040
06/15/2017	Royal Bank of Canada	USD	5,380,610	GBP	4,173,571	5,379,505	(1,105)
07/17/2017	Barclays Bank PLC	GBP	4,205,326	USD	5,426,073	5,426,055	18
07/17/2017	Citibank, N.A.	EUR	11,411,288	USD	12,448,407	12,849,575	(401,168)
07/17/2017	Goldman Sachs International	EUR	10,058,510	USD	10,968,403	11,326,292	(357,889)
07/17/2017	JPMorgan Chase Bank, N.A.	SEK	1,480,197	USD	167,078	170,746	(3,668)
07/17/2017	Royal Bank of Canada	EUR	10,342,022	USD	11,285,663	11,645,538	(359,875)
07/17/2017	Royal Bank of Canada	GBP	4,185,171	USD	5,401,256	5,400,049	1,207
Total Forward Foreign Currency Contracts—Currency Risk							$(2,143,315)

Currency Abbreviations:
EUR	—	Euro	GBP	—	British Pound Sterling	SEK	—	Swedish Krona USD — U.S. Dollar

Invesco Senior Loan Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2017:

Derivative Assets	Value
Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$1,505,867
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$1,505,867

Derivative Liabilities	Value
Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(3,649,182)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(3,649,182)

Effect of Derivative Investments for the three months ended May 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$ (157,666)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(2,137,821)
Total	$(2,295,487)
The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.
Forward Foreign Currency Contracts
Average notional value	$156,325,772

NOTE 4 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the three months ended May 31, 2017.

	Value 02/28/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 05/31/17	Dividend Income
Axia Inc., Common Shares	$4,532,541	$—	$—	$—	$—	$4,532,541	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$4,532,541	$—	$—	$—	$—	$4,532,541	$—

Invesco Senior Loan Fund

NOTE 5 -- Unfunded Loan Commitments

As of May 31, 2017, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount*	Value
Accudyne Industries LLC	Revolver Loan	$ 2,365,047	$2,152,193
Allied Universal Holdco, LLC	Incremental Delayed Draw Term Loan	460,453	460,453
Brickman Group Ltd. LLC	Revolver Loan	417,854	388,604
CH Hold Corp.	First Lien Delayed Draw Term Loan	72,482	72,482
Community Health Systems, Inc.	Revolver Loan	843,260	840,874
Delta Air Lines, Inc.	Revolver Loan	1,807,894	1,794,335
Getty Images, Inc.	Revolver Loan	4,103,661	4,021,587
Hearthside Group Holdings, LLC	Revolver Loan	1,569,838	1,568,637
IAP Worldwide Services	Revolver Loan	1,350,691	1,323,677
ICSH, Inc.	Delayed Draw Term Loan	179,845	179,845
MacDermid, Inc.	Multicurrency Revolver Loan	770,114	769,632
MacDermid, Inc.	Revolver Loan	770,114	769,632
National Vision, Inc.	First Lien Revolver Loan	1,249,944	1,149,948
NRG Energy Inc.	Revolver Loan A	16,645,346	16,516,678
Oberthur Technologies of America Corp.	Term Loan B-2	1,559,331	1,559,331
Payless Inc.	DIP Term Loan	556,698	556,698
Post Holdings, Inc.	Revolver Loan	2,094,166	2,092,858
Prime Security Services Borrower, LLC	Revolver Loan	1,431,027	1,430,133
Scientific Games International, Inc.	Multi-Currency Revolver Loan	2,489,987	2,421,512
Transtar Holding Co.	Exit Term Loan	298,598	298,598
TricorBraun Inc.	Delayed Draw Term Loan	127,664	127,664
Unilabs Diagnostics AB	Revolver Loan	EUR 768,492	856,625
			$41,351,996

 * Principal amounts are denominated in U.S. Dollars unless otherwise noted.

 Currency Abbreviations:

 EUR - Euro

NOTE 6 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $168,404,926 and $148,001,221, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$36,186,777
Aggregate unrealized (depreciation) of investment securities	(55,603,649)
Net unrealized appreciation (depreciation) of investment securities	$(19,416,872)
Cost of investments for tax purposes is $1,050,673,113.

Invesco Senior Loan Fund

NOTE 7 -- Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,103,661	$4,021,587
Citibank, N.A.	2,365,047	2,152,193
Goldman Sachs Lending Partners LLC	3,344,110	3,242,806
Mizuho Corporate Bank	17,507,378	17,372,046
Total		$26,788,632

Invesco Senior Loan Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Loan Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.